Offerings - Offering: 1	Jul. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.60 per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	40.28
Maximum Aggregate Offering Price	$ 6,042,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 925.03
Offering Note	Note 1 - Amount Registered: Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (the "Registration Statement") also covers (i) such additional number of shares of common stock, par value $0.60 per share, of BK Technologies Corporation ("Common Stock") issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement. Note 2 - Amount Registered: Represents shares of Common Stock reserved for issuance under the BK Technologies Corporation Employee Stock Purchase Plan. Note 3 - Proposed Maximum Offering Price Per Unit: Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for purposes of calculating the registration fee and based on the average of the high and low sales price per share of Common Stock as reported on the NYSE American on July 22, 2025, which date is within five business days prior to filing this Registration Statement.